Stock Compensation Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting terms	Vesting terms ranging from three to five years which primarily includes 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date.
Period of graded vesting for option valuation	4 years
Period of cliff vesting for option valuation	5 years
Expected dividend yield	5.00%	5.00%	5.00%
Total unrecognized compensation cost related to nonvested awards	$ 2,837
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized	1 year 9 months 7 days
Shares available for future stock option and restricted share grants to employees and directors under existing plans	975,215
Aggregate intrinsic value of options outstanding	$ 16,821
Aggregate intrinsic value of options exercisable	16,143
Total intrinsic value of options exercised	12,378
Accrued expenses, liability	$ 19,211	$ 4,793
Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Volatility	90.00%
Volatility rate on publicly traded options	10.00%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	3 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	5 years
1996 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance to directors and employees	15,500,000
1996 Equity Incentive Plan [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Range of awards of target number of share	0.00%
1996 Equity Incentive Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Range of awards of target number of share	100.00%
Performance Based Compensation [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense related to performance based compensation agreements	$ 18,929
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration date of options granted under equity incentive plan	10 years
2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for future stock option and restricted share grants to employees and directors under existing plans	183,244	225,418
Additional shares reserved under 2009 ESPP	83,838
2009 Employee Stock Purchase Plan [Member] | Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance to directors and employees	588,154
Employee stock purchase plan, which available for issuance of common stock	88,154
Additional shares reserved under 2009 ESPP	83,838